Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related party transactions
Schedule of significant related party transactions and outstanding balance

The following sets forth significant related party transactions of the Group during the years presented:

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
		(As Restated)
Revenues from recommendation services for loans generated from RONG360 (a)	102,997	105,492	31,980
Revenues from advertising, marketing and other services generated from RONG360 (a)	—	13,405	6,858
Sales and marketing expense charged by related party A (b)	—	(51,753)	(21,099)
Administrative expenses charged to RONG360 (c)	2,691	10,000	4,000
Research and development expenses charged by RONG360 (d)	—	—	(2,162)
Collection handling services provided by RONG360 (e)	(1,564)	(4,644)	—
Initial working capital contributed by RONG360 immediately before the IPO (f)	150,000	—	—
Business combination transaction with related party B (h)	—	(6,250)	—

The following sets forth related party outstanding balance:

	As of
	December 31,
	2018	2019
Amount due to RONG360 (g)	(61,048)	(24,345)
Amount due to related party A (b)	(5,452)	(3,715)
Amount due to related party B (h)	(6,250)	(6,250)
Amount due from related party C (i)	—	7,082
(a)

RONG360’s business comprised the Platform Business segment and non-platform Business segment prior to the Reorganization, thus transactions between the Group’s Predecessor Operation, i.e. the Platform Business, and non-Platform business segment of RONG360 are accounted for as related party transactions. After the Share Distribution, RONG360 is still considered as a related party of the Group due to the existence of some same major shareholders of RONG360 and the Company. The Group provided loan recommendation services and advertising, marketing and other services to the non-platform Business segment of RONG360 and the related service fees were charged at a standard fee rate same as that charged to third party customers.

(b)

Related party A (minority investee of a company owned by two founders of the Company) and its subsidiary charged the Group advertising and marketing expenses for providing advertising and marketing service to the Group for the years ended December 31, 2018 and 2019. The Group set the pricing terms with this related party by mirroring the corresponding terms entered into between banks or their agents and the Group.

(c)

Following the Reorganization, the administrative expenses allocated to RONG360 consist of various expenses attributable to the non-platform business segment of RONG360, including expenses related to operational, administrative, human resources, legal, accounting and internal control support pursuant to the transitional services arrangement (see Note 1(b)).

(d)	RONG360 charged the Group research and development expenses for providing research and development services to the Group for the year ended December 31, 2019.
(e)

Following the Reorganization, RONG360 charged the Group collection handling fees for the revenue amount billed to third parties through RONG360 by the Group. As of December 31, 2019, the accounts receivable billed through RONG360 amounting to RMB3,549.

(f)	RONG360 provided RMB150 million of initial working capital to the Company in the form of a capital contribution. The Company received the related cash in November 2017.
(g)	The balance arose from the aforementioned related party transactions and various operational payments made by RONG360 on behalf of the Group, such as payroll costs, miscellaneous expenses,etc..
(h)

The Group obtained control of KTN from related party B (a company owned by two founders of the Company) in October 2018. The balance represented the unpaid consideration. Please refer to Note 9- Business combinations for more details.

(i)	The Group invested in and owned 15% of the preference shares of related party C. Related party C facilitated the fee collection for the Group's services delivered.